Commitments (Tables)	6 Months Ended
Dec. 31, 2018
Commitments
Schedule of potential amount payable by type of condition and category of player

At 31 December 2018 the potential amount payable by type of condition and category of player was:

Type of condition	First team squad £’000	Other £’000	Total £’000
MUFC appearances/team success/new contract	28,268	8,675	36,943
International appearances	10,954	47	11,001
Other	17,908	332	18,240

	57,130	9,054	66,184